Note 11 - Commitments and Contingencies (Details) - Future Minimum Payments, under Non-cancelable Operating Leases (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Future Minimum Payments, under Non-cancelable Operating Leases [Abstract]
2015	$ 339
2016	365
2017	376
2018	387
2019	$ 99